Shareholders’ Equity (Deficit) (Details) - Schedule of options to consultants	12 Months Ended
Dec. 31, 2022 $ / shares shares
2015 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of options to consultants [Line Items]
In connection with	Rendered services
No. of options issued	110,655
Exercise price (in Dollars per share) | $ / shares	$ 0.003
No. of options exercisable	110,655
2017 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of options to consultants [Line Items]
In connection with	Rendered services
No. of options issued	36,885
Exercise price (in Dollars per share) | $ / shares	$ 0.003
No. of options exercisable	36,885
2021 [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of options to consultants [Line Items]
In connection with	Rendered services
No. of options issued	69,090
No. of options exercisable	69,090
2021 [Member] | Minimum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of options to consultants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 0.003
2021 [Member] | Maximum [Member]
Shareholders’ Equity (Deficit) (Details) - Schedule of options to consultants [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.25